Label	Element	Value
MAINSTAY FUNDS TRUST | MainStay MacKay California Tax Free Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MAINSTAY GROUP OF FUNDS

Supplement dated August 31, 2020 (“Supplement”) to:

MainStay Equity Funds, MainStay Fixed Income and Mixed Asset Funds, MainStay CBRE
Specialty Funds, MainStay Cushing® Funds Prospectus and MainStay Tax-Exempt Income Funds
SIMPLE Class Share Prospectuses, each dated August 31, 2020 and Statement of Additional Information, dated August 31, 2020

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectuses and Statement of Additional Information.

3.	Effective immediately, SIMPLE Class shares are not currently offered for sale for the following Funds:

MainStay Balanced Fund	MainStay MacKay High Yield Municipal Bond Fund
MainStay Candriam Emerging Markets Debt Fund	MainStay MacKay Intermediate Tax Free Bond Fund
MainStay Candriam Emerging Markets Equity Fund	MainStay MacKay International Equity Fund
MainStay CBRE Global Infrastructure Fund	MainStay MacKay International Opportunities Fund
MainStay CBRE Real Estate Fund	MainStay MacKay New York Tax Free Opportunities Fund
MainStay Cushing MLP Premier Fund	MainStay MacKay Short Duration High Yield Fund
MainStay Epoch Capital Growth Fund	MainStay MacKay Small Cap Core Fund
MainStay Epoch Global Equity Yield Fund	MainStay MacKay Short Term Municipal Fund
MainStay Epoch U.S. All Cap Fund	MainStay MacKay Tax Free Bond Fund
MainStay MacKay California Tax Free Opportunities Fund	MainStay MacKay U.S. Equity Opportunities Fund
MainStay MacKay Common Stock Fund	MainStay MacKay U.S. Infrastructure Bond Fund
MainStay MacKay Convertible Fund	MainStay MacKay Unconstrained Bond Fund
MainStay MacKay Growth Fund	MainStay MAP Equity Fund

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Risk/Return [Heading]	rr_RiskReturnHeading	MainStay MacKay California Tax Free Opportunities Fund